Inventories - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [line items]
Changes of inventories	€ 20
Inventories	290	€ 270
Inventories net of provision for loss	13	27
Domestic [member]
Disclosure of inventories [line items]
Inventories	259	226
Brazil [member]
Disclosure of inventories [line items]
Inventories	€ 31	€ 42